INCOME TAXES (Details 2) - Foreign - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net operating loss carryforwards
NOLs	$ 2.8	$ 7.2
Valuation allowance related to NOL carryforwards	$ 0.2